Subsequent events (Details Narrative) - Nonadjusting Event [Member] - USD ($) $ in Millions		1 Months Ended
	Jan. 29, 2025	Jan. 31, 2025
IfrsStatementLineItems [Line Items]
Cancellation of treasury shares	155,764,169
Cancellation of preferred shares	155,541,409
Cancellation of common shares	222,760
Cancellation of common share capital	7,442,231,382
Cancellation of preferred share capital	5,446,501,379
USD [Member]
IfrsStatementLineItems [Line Items]
Contingent payments		$ 605
USD [Member] | Sepia [Member]
IfrsStatementLineItems [Line Items]
Contingent payments		356
USD [Member] | Rio Jaguar [Member]
IfrsStatementLineItems [Line Items]
Contingent payments		166
USD [Member] | Karoon Petroleo [Member]
IfrsStatementLineItems [Line Items]
Contingent payments		83
BRL [Member]
IfrsStatementLineItems [Line Items]
Contingent payments		3,702
BRL [Member] | Sepia [Member]
IfrsStatementLineItems [Line Items]
Contingent payments		2,161
BRL [Member] | Rio Jaguar [Member]
IfrsStatementLineItems [Line Items]
Contingent payments		1,025
BRL [Member] | Karoon Petroleo [Member]
IfrsStatementLineItems [Line Items]
Contingent payments		$ 516